Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

The changes in the carrying amount of goodwill were as follows:

	December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Balance as of January 1	1,755,970	1,755,970	1,755,970	269,888
Impairment	—	—	(766,440)	(117,800)

Balance as of December 31	1,755,970	1,755,970	989,530	152,088